Accounts and transactions with related parties (Details 1) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Current payables to related parties	$ 6,936,910	$ 10,069,043
Canal 13 SpA. [Member] | Services received [Member] | CLP [Member]
Related Parties Tax ID	76,115,132-0
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current payables to related parties	$ 277,515	196,805
Hapag-Lloyd Chile SpA. [Member] | Services received [Member] | CLP [Member]
Related Parties Tax ID	76,380,217-5
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current payables to related parties	$ 32,646	54,194
Cerveceria Szot SpA. [Member] | Purchase of products [Member] | CLP [Member]
Related Parties Tax ID	76,481,675-7
Country of incorporation	Chile
Description of nature of related party relationship	Associate of subsidiary
Current payables to related parties	$ 2,199	17,288
Cerveceria Kunstmann Ltda. [Member] | Services received [Member] | CLP [Member]
Related Parties Tax ID	77,051,330-8
Country of incorporation	Chile
Description of nature of related party relationship	Related to non-controlling subsidiary
Current payables to related parties	$ 8,704	$ 13,733
Comercial Patagona Ltda. [Member] | Services received [Member]
Related Parties Tax ID	77,755,610-K	77,755,610-K
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Services received	Services received
Comercial Patagona Ltda. [Member] | Services received [Member] | CLP [Member]
Related Parties Tax ID	77,755,610-K
Country of incorporation	Chile
Description of nature of related party relationship	Subsidiary of joint venture
Current payables to related parties	$ 92,129	$ 106,671
Servipag Ltda. [Member] | Services received [Member] | CLP [Member]
Related Parties Tax ID	78,053,790-6
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current payables to related parties	$ 4,218	0
Alimentos Nutrabien S.A [Member] | Purchase of products [Member] | CLP [Member]
Related Parties Tax ID	78,105,460-7
Country of incorporation	Chile
Description of nature of related party relationship	Subsidiary of joint venture (until november 2018)
Current payables to related parties	$ 0	543
Cooperativa Agricola Control Pisquero de Elqui y Limari Ltda. [Member] | Purchase of products [Member] | CLP [Member]
Related Parties Tax ID	81,805,700-8
Country of incorporation	Chile
Description of nature of related party relationship	Shareholder of subsidiary
Current payables to related parties	$ 417	37,433
Empresa Nacional de Energia Enex S.A. [Member] | Purchase of products [Member] | CLP [Member]
Related Parties Tax ID	92,011,000-2
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current payables to related parties	$ 44,239	139,373
SAAM S.A. [Member] | Services received [Member] | CLP [Member]
Related Parties Tax ID	92,048,000-4
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current payables to related parties	$ 0	123
Servicios Aeroportuarios Aerosan S.A. [Member] | Services received [Member] | CLP [Member]
Related Parties Tax ID	94,058,000-5
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current payables to related parties	$ 1,711	2,025
Empresas Carozzi S.A. [Member] | Purchase of products [Member] | CLP [Member]
Related Parties Tax ID	96,591,040-9
Country of incorporation	Chile
Description of nature of related party relationship	Shareholder of joint operation
Current payables to related parties	$ 736,974	1,595,771
Transbank S.A. [Member] | Services received [Member] | CLP [Member]
Related Parties Tax ID	96,689,310-9
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current payables to related parties	$ 5,868	3,462
SAAM Extraportuarios S.A. [Member] | Services received [Member] | CLP [Member]
Related Parties Tax ID	96,798,520-1
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current payables to related parties	$ 17,201	1,971
Radiodifusion SpA. [Member] | Services received [Member] | CLP [Member]
Related Parties Tax ID	96,810,030-0
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current payables to related parties	$ 41,170	55,244
San Antonio Terminal Internacional S.A. [Member] | Services received [Member] | CLP [Member]
Related Parties Tax ID	96,908,970-K
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current payables to related parties	$ 15,724	7,541
Cerveceria Austral S.A. [Member] | Purchase of products [Member] | CLP [Member]
Related Parties Tax ID	96,919,980-7
Country of incorporation	Chile
Description of nature of related party relationship	Joint venture
Current payables to related parties	$ 1,204,662	1,152,343
Cerveceria Austral S.A. [Member] | Royalty [Member] | CLP [Member]
Related Parties Tax ID	96,919,980-7
Country of incorporation	Chile
Description of nature of related party relationship	Joint venture
Current payables to related parties	$ 109,091	0
Cerveceria Austral S.A. [Member] | Remittanse received [Member] | CLP [Member]
Related Parties Tax ID	96,919,980-7
Country of incorporation	Chile
Description of nature of related party relationship	Joint venture
Current payables to related parties	$ 7,869	0
Artikos Chile S.A. [Member] | Services received [Member] | CLP [Member]
Related Parties Tax ID	96,953,410-K
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current payables to related parties	$ 0	137
Banco de Chile [Member] | Services received [Member] | CLP [Member]
Related Parties Tax ID	97,004,000-5
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current payables to related parties	$ 1,244	22,730
Foods Compania de Alimentos CCU S.A. [Member] | Purchase of products [Member] | CLP [Member]
Related Parties Tax ID	99,542,980-2
Country of incorporation	Chile
Description of nature of related party relationship	Joint venture
Current payables to related parties	$ 19,920	17,406
Foods Compania de Alimentos CCU S.A. [Member] | Consignation sales [Member] | CLP [Member]
Related Parties Tax ID	99,542,980-2
Country of incorporation	Chile
Description of nature of related party relationship	Joint venture
Current payables to related parties	$ 211,985	233,565
Foods Compania de Alimentos CCU S.A. [Member] | Remittanse received [Member] | CLP [Member]
Related Parties Tax ID	99,542,980-2
Country of incorporation	Chile
Description of nature of related party relationship	Joint venture
Current payables to related parties	$ 46,708	0
Ecor Ltda [Member] | Services received [Member] | BOB [Member]
Related Parties Tax ID	0-E
Country of incorporation	Bolivia
Description of nature of related party relationship	Related to the subsidiary's shareholder
Current payables to related parties	$ 11,879	0
Central Cervecera de Colombia S.A.S. [Member] | Services received [Member] | USD [Member]
Related Parties Tax ID	0-E
Country of incorporation	Colombia
Description of nature of related party relationship	Joint venture
Current payables to related parties	$ 24,449	14,199
Nestl Waters Marketing Distribution [Member] | Purchase of products [Member] | Euros [Member]
Related Parties Tax ID	0-E
Country of incorporation	France
Description of nature of related party relationship	Related to the subsidiary's shareholder
Current payables to related parties	$ 12,256	$ 0
Amstel Brouwerijen B.V. [Member] | License and technical assistance [Member]
Related Parties Tax ID	0-E	0-E
Country of incorporation	Netherlands	Netherlands
Description of nature of related party relationship	License and technical assistance	License and technical assistance
Amstel Brouwerijen B.V. [Member] | License and technical assistance [Member] | Euros [Member]
Related Parties Tax ID	0-E
Country of incorporation	Netherlands
Description of nature of related party relationship	Related to the controller's shareholder
Current payables to related parties	$ 120,726	$ 66,583
Heineken Brouwerijen B.V. [Member] | License and technical assistance [Member] | Euros [Member]
Related Parties Tax ID	0-E
Country of incorporation	Netherlands
Description of nature of related party relationship	Related to the controller's shareholder
Current payables to related parties	$ 1,486,100	1,349,472
Heineken Brouwerijen B.V. [Member] | Services received [Member] | USD [Member]
Related Parties Tax ID	0-E
Country of incorporation	Netherlands
Description of nature of related party relationship	Related to the controller's shareholder
Current payables to related parties	$ 1,025	$ 1,025
Heineken Brouwerijen B.V. [Member] | Purchase of products [Member]
Related Parties Tax ID	0-E	0-E
Country of incorporation	Netherlands	Netherlands
Description of nature of related party relationship	Purchase of products	Purchase of products
Heineken Brouwerijen B.V. [Member] | Purchase of products [Member] | USD [Member]
Related Parties Tax ID	0-E
Country of incorporation	Netherlands
Description of nature of related party relationship	Related to the controller's shareholder
Current payables to related parties	$ 1,044,963	$ 1,241,991
Heineken Brouwerijen B.V. [Member] | Royalty [Member] | USD [Member]
Related Parties Tax ID	0-E
Country of incorporation	Netherlands
Description of nature of related party relationship	Related to the controller's shareholder
Current payables to related parties	$ 12,879	2,586,380
Banco Amambay S.A. [Member] | Services received [Member] | PYG [Member]
Related Parties Tax ID	0-E
Country of incorporation	Paraguay
Description of nature of related party relationship	Related to the subsidiary's shareholder
Current payables to related parties	$ 0	148
Banco BASA SA. [Member] | Services received [Member] | PYG [Member]
Related Parties Tax ID	0-E
Country of incorporation	Paraguay
Description of nature of related party relationship	Related to the subsidiary's shareholder
Current payables to related parties	$ 18	0
Emprendimientos Hoteleros S.A.E.C.A [Member] | Services received [Member] | PYG [Member]
Related Parties Tax ID	0-E
Country of incorporation	Paraguay
Description of nature of related party relationship	Related to the subsidiary's shareholder
Current payables to related parties	$ 11,249	8,481
Grafica y Editorial Intersuda S.A. [Member] | Purchase of products [Member] | PYG [Member]
Related Parties Tax ID	0-E
Country of incorporation	Paraguay
Description of nature of related party relationship	Related to the subsidiary's shareholder
Current payables to related parties	$ 0	448
Watt's Alimentos S.A. [Member] | Purchase of products [Member] | USD [Member]
Related Parties Tax ID	0-E
Country of incorporation	Paraguay
Description of nature of related party relationship	Related joint venture shareholder
Current payables to related parties	$ 106,531	92,566
Societe des Produits Nestle S.A. [Member] | Royalty [Member] | CHF [Member]
Related Parties Tax ID	0-E
Country of incorporation	Switzerland
Description of nature of related party relationship	Related to the subsidiary's shareholder
Current payables to related parties	$ 62,397	46,572
Inversiones Enex S.A. [Member] | Services received [Member] | CLP [Member]
Related Parties Tax ID	94,625,000-7
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current payables to related parties	$ 76	$ 76
Inversiones PFI Chile Ltda. [Member] | Purchase of products [Member]
Related Parties Tax ID	78,259,420-6	78,259,420-6
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Purchase of products	Purchase of products
Inversiones PFI Chile Ltda. [Member] | Purchase of products [Member] | CLP [Member]
Related Parties Tax ID	78,259,420-6
Country of incorporation	Chile
Description of nature of related party relationship	Shareholder of joint operation
Current payables to related parties	$ 1,160,168	$ 958,293
Bebidas Bolivianas BBO S.A. [Member] | Services received [Member] | USD [Member]
Related Parties Tax ID	0-E
Country of incorporation	Bolivia
Description of nature of related party relationship	Associate (until July 2018)
Current payables to related parties	$ 0	$ 44,451